Effects on Initial Application of IFRS 9 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 39 - Aging of Accounts Receivable which are Past Due But Not Impaired (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	$ 4,747,288	$ 155,090	$ 4,015,734
Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	4,747,834	155,108	4,013,705
Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			15,872
Within 1 month [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	18,807	615	10,482
Within 1 month [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			10,482
1 - 2 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	131,787	4,305	477
1 - 2 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			477
2 - 3 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	1,436	47	426
2 - 3 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			426
3 - 4 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	180	6	1,431
3 - 4 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			1,431
Over 4 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	$ 324	$ 11	3,056
Over 4 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			$ 3,056